Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Total UTB that, if recognized, would impact the effective income tax rate as of the end of the year		$ 29
Decrease of unrecognized tax benefit	350
Aggregate amount of federal capital loss carryforwards		3,300
Tax credit carryforwards, expiration amount		68
Loss carryforwards, charitable contribution		121
Tax benefit from employee stock plans		$ 15
Tax Credit Carryforward Expiration Date [Minimum]		Dec. 31, 2029
Tax Credit Carryforward Expiration Date [Maximum]		Dec. 31, 2033
Charitable Contribution Carryforward Expiration Date [Minimum]		Dec. 31, 2014
Charitable Contribution Carryforward Expiration Date [Maximum]		Dec. 31, 2018